Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013	Nov. 15, 2012
Ares Acquisition
Goodwill	$ 611,242	$ 611,242
Ares
Ares Acquisition
Goodwill			$ 611,200